Related Party Disclosures - Schedule of Transactions with Related Parties During Financial Year (Details) - MYR (RM)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related parties
- Sale of goods		RM 197,320,000	RM 32,716,647	RM 131,343,250
- Rental paid	[1]	(132,000)	(132,000)	(132,000)
Related Companies [Member]
Related companies
- Project management fee income				29,105,000
- Rendering of information technology system			25,000,000
- Project management fee expenses&	[2]		(12,000,000)	(2,903,333)
Related parties [Member]
Related parties
- Sale of goods				77,304,000
- Purchase of property, plant and equipment			(30,000,000)
- Renovation work expenses			RM (30,000)	RM (1,200,000)

[1]	Office rental of RM 132,000 (June 30, 2024: RM 132,000) paid to VNH One Sdn. Bhd., a company whereby, the Chairman of the Board and Chief Executive Officer of the Group, Liew Kok Leong is a common director and shareholder of VNH One Sdn. Bhd. and the Group.
[2]	For the year ended June 30, 2024, former fellow subsidiaries of ARB Berhad had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.